Leases (Details) - CAD ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Remeasurement of lease liabilities		$ 366,566
Right of use assets		3,701,000	$ 3,742,769	$ 4,102,552
Lease liabilities		2,988,542	3,985,026	$ 4,116,347
Expense related to lease payments not included in the measurement of lease liabilities			7,264
Trust beneficially owned by the controlling shareholder and CEO
Disclosure of quantitative information about right-of-use assets [line items]
Annual rent increase (as a percent)	2.00%
Extension term of the lease	5 years
Prepayment of rent	$ 1,178,530
Remeasurement of lease liabilities	$ 366,566
Percentage of discount rate used for remeasurement of lease liabilities.	4.00%
Right of use assets		1,328,557	1,350,487
Lease liabilities		221,496	1,218,958
Expense related to lease payments not included in the measurement of lease liabilities		$ 258,042	$ 266,581
Period before due date agreed to convert the convertible loan		1 year